Employee Information - Summary of Number of Employees by Gender and Age (Detail) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Information About Employees [line items]
Number of employees	100,824	99,417
Percentage of employees	100.00%
Women [member]
Disclosure of Information About Employees [line items]
Percentage of employees	25.00%
Men [member]
Disclosure of Information About Employees [line items]
Percentage of employees	75.00%
Under 25 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	3.00%
Under 25 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,014
Under 25 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	1,735
25-35 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	33.00%
25-35 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	9,768
25-35 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	23,674
Between 36 to 45 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	34.00%
Between 36 to 45 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	7,248
Between 36 to 45 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	26,436
46-55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	22.00%
46-55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	4,864
46-55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	17,684
Over 55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	8.00%
Over 55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,812
Over 55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	6,589